LEASE (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Summary of supplementary information related to operating leases

	Year ended December 31,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	43,373	117,774
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	156,534	639,386
Weighted average remaining lease term:
Operating leases	4.2	4.0
Weighted average discount rate:
Operating leases	6.8%	6.8%

Future minimum payments under non-cancelable operating leases

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2024:

RMB
Year ending December 31,
2025	175,117
2026	132,907
2027	104,247
2028	88,228
2029	48,006
2030 and thereafter	10,412
Less: imputed interest	(66,673)
Total	492,244